                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:


/s/ Richard C. Breeden            Greenwich, CT              May 15, 2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          8

Form 13F Information Table Value Total:   $654,707
                                        ----------
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED MARCH 31, 2009


          Name of         Title Of                Value        Shrs or    SH/   Put/    Investment     Other      Voting Authority
          Issuer           Class       CUSIP     (x $1000)     prn amt    PRN   Call    Discretion    Managers   Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Block (H & R) Inc.        COM        093671105    241,784    13,292,143    SH               SOLE                   X
eBay Inc.                 COM        278642103     42,609     3,392,451    SH               SOLE                   X
Helmerich & Payne Inc.    COM        423452101    102,280     4,491,906    SH               SOLE                   X
Hillenbrand Inc.          COM        431571108     63,946     3,994,162    SH               SOLE                   X
Hill-Rom Holdings Inc.    COM        431475102     32,423     3,278,409    SH               SOLE                   X
J.M. Smucker Co.          COM NEW    832696405     36,007       966,137    SH               SOLE                   X
Steris Corp.              COM        859152100    117,967     5,067,321    SH               SOLE                   X
Zale Corp. New            COM        988858106     17,688     9,070,839    SH               SOLE                   X